Fair Value Measurements - Interest Rate Lock Commitments and Student Loan Commitments (Details) - Fair value, recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Residual Investments
Beginning balance	$ 4,859,068	$ 5,387,958
Ending balance	5,952,972	4,859,068
Interest rate lock commitments
Residual Investments
Beginning balance	15,620	1,090
Revaluation adjustments	23,211	62,528
Funded loans	(24,330)	(27,321)
Unfunded loans	(10,742)	(20,677)
Ending balance	3,759	15,620
Student loan commitments
Residual Investments
Beginning balance	0	0
Revaluation adjustments	6,410	0
Funded loans	(2,384)	0
Unfunded loans	(1,806)	0
Ending balance	$ 2,220	$ 0